Cash generated from operations	12 Months Ended
Dec. 31, 2022
Cash generated from operations
Cash generated from operations

28          Cash generated from operations

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss before income tax	(259,492)	(681,314)	(94,173)
Adjustments for:
Finance income	(1,185)	(113)	(155)
Finance costs	29,189	27,230	21,635
Amortisation of intangible assets (Note 15)	8,130	5,970	395
Depreciation of property, plant and equipment (Note 12)	97,232	93,165	61,091
Depreciation of investment properties (Note 14)	1,043	—	—
Loss on disposal of property, plant and equipment	703	14,349	20,465
Loss on disposal of intangible assets	—	1,350	3
Share of losses/(profits) investments accounted for using the equity method	1,043	(81)	—
Fair value loss of convertible note	1,599	4,240	26,506
Transaction cost related to issuance of convertible note	677	—	—
Reversal of contingent consideration	—	(1,523)	—
Share-based payment	78,967	35,463	27,528
Impairment of non-current assets	32,969	313,959	—
Unrealised exchange difference	515	(373)	—
Loss on disposal of associates	928	—	2,920
Loss on disposal of subsidiaries (Note 30)	1,531	21,558	11,329
Loss on ceased operation of subsidiaries	—	—	—
	(6,151)	(166,120)	77,544
Changes in working capital:
- Inventories	(8,971)	(800)	(294)
- Trade receivables	(7,781)	3,849	1,302
- Other receivables, deposits and prepayments	10,470	34,108	1,718
- Balances with related parties	—	—	—
- Trade payables	15,969	4,543	16,394
- Accruals, other payables and provisions	15,191	(52,018)	(104,435)
- Contract liabilities	(13,145)	228,153	(66,728)
Cash flow from operating activities	5,582	51,715	(74,499)

This section sets out an analysis of net debt and the movements in net debt for the years:

	Liabilities from financing activities
			Lease	Lease
	Borrowing	Borrowing	liabilities	liabilities
	due within	due after	due within	due after
	1 year	1 year	1 year	1 year	Total
Net debt	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at 1 January 2021	(135,814)	(75,931)	(35,868)	(178,983)	(426,596)
Cash flows	(20,394)	(1,676)	7,590	73,229	58,749
As at 31 December 2021	(156,208)	(77,607)	(28,278)	(105,754)	(367,847)
As at 1 January 2022	(156,208)	(77,607)	(28,278)	(105,754)	(367,847)
Cash flows	(16,558)	48,497	926	6,450	39,315
As at 31 December 2022	(172,766)	(29,110)	(27,352)	(99,304)	(328,532)